Equity - Schedule of Share Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Total Equity	$ 574,684	$ 597,442	$ 461,262	$ 480,355
Ordinary shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares (in shares)	1,290,302,187	1,279,967,187	1,154,023,928	1,141,784,114
Less: Treasury Shares (in shares)	(1,787,239)		(1,579,499)
Total Contributed Equity (in shares)	1,288,514,948		1,152,444,429
Ordinary shares	$ 1,519,456		$ 1,320,207
Less: Treasury Shares	0		0
Total Equity	$ 1,519,456	$ 1,508,846	$ 1,320,207	$ 1,310,813